Income tax (Schedule of Current and Deferred Portions of Income Tax Expense Included in Consolidated Statements of Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current and deferred portions of income tax expense
Current income tax expenses	¥ (288,282)		¥ (203,366)	¥ (200,034)
Deferred income tax benefits	7,768	$ 1,119	25,039	45,751
Income tax expense for the year	¥ (280,514)	$ (40,402)	¥ (178,327)	¥ (154,283)